DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) MMBTU in Thousands, $ in Millions	Dec. 31, 2019 USD ($) MMBTU GWh	Dec. 31, 2018 USD ($) MMBTU GWh
Foreign exchange contracts | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	$ 29,387	$ 23,995
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	15,935
Foreign exchange contracts | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	12,333
Foreign exchange contracts | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	1,119
Interest rates | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	28,888	21,869
Interest rates | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	6,489
Interest rates | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	18,405
Interest rates | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	3,994
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	500	1,100
Equity derivatives | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0	$ 0
Equity derivatives | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0
Equity derivatives | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0
Equity derivatives | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	$ 0
Energy commodity instrument [Member] | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	14,485,000,000	6,040,000,000
Energy commodity instrument [Member] | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	7,880,000,000
Energy commodity instrument [Member] | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	4,596,000,000
Energy commodity instrument [Member] | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	2,009,000,000
Natural gas commodity instrument [Member] | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	12,164	8,423
Natural gas commodity instrument [Member] | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	12,164
Natural gas commodity instrument [Member] | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Natural gas commodity instrument [Member] | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Foreign exchange contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	$ 7,946	$ 9,303
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	5,986
Foreign exchange contracts | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	1,803
Foreign exchange contracts | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	157
Interest rates | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	22,731	16,621
Interest rates | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	8,293
Interest rates | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	13,402
Interest rates | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	1,036
Credit default swaps | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	39	56
Credit default swaps | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	10
Credit default swaps | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	29
Credit default swaps | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	0
Equity derivatives | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	2,517	$ 1,375
Equity derivatives | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	1,589
Equity derivatives | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	928
Equity derivatives | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount1	$ 0
Energy commodity instrument [Member] | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	10,652,000,000	8,712,000,000
Energy commodity instrument [Member] | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	1,997,000,000
Energy commodity instrument [Member] | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	8,655,000,000
Energy commodity instrument [Member] | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	0
Natural gas commodity instrument [Member] | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	66,200	54,653
Natural gas commodity instrument [Member] | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	66,200
Natural gas commodity instrument [Member] | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Natural gas commodity instrument [Member] | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0